EQUITY ACCOUNTED INVESTMENTS - Schedule of change in equity investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Investments accounted for using equity method [Roll Forward]
Balance at beginning of period			$ 2,494	$ 2,325	$ 2,325
Additions (cash and non-cash)			250		653
Dispositions			(12)		(159)
Share of net income (loss)	$ (6)	$ 23	5	$ 15	42
Share of other comprehensive income (loss)			(9)		12
Distributions received			(89)		(409)
Foreign currency translation and other			(74)		30
Assets reclassified as held for sale			(137)		0
Balance at end of period	$ 2,428		$ 2,428		$ 2,494